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Metropolitan Life Insurance Company
501 Boylston Street
Boston, MA 02116




                                          November 6, 2003




VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      Security Equity Separate Account Thirteen
                  File No. 333-110185 / 811-8938
                  Rule 497(j) Certification

Commissioners:

      On behalf of Metropolitan Life Insurance Company (the "Company") and Security Equity Separate Account Thirteen (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") being used for certain flexible premium variable life insurance policies offered by the Company through the Account and otherwise required to be filed under paragraph
(c) of Rule 497 does not differ from the Prospectus and SAI contained in the Registration Statement for the Account filed electronically with the Commission on November 3, 2003.

      If you have any questions, please contact me at (617) 578-2710.

                                           Sincerely,



                                           /s/ Gina C. Sandonato
                                           ---------------------
                                           Gina C. Sandonato